Financial Instruments (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)
Financial Instruments (Textual)
Net of loss not recognised	$ 4,717
Convertible notes [Member]
Financial Instruments (Textual)
Expected term of warrant	1 year 6 months	[1]
Expected volatility	80.03%	[2]
Risk-free rate	1.61%	[3]
Expected dividend yield	0.00%
Weight average cost of capital	20.00%	[4]
Probability of meeting revenue target	10.00%
Level 2 [Member]
Financial Instruments (Textual)
Expected term of warrant	4 years 1 month 6 days	[1]
Expected volatility	62.51%	[2]
Risk-free rate	1.73%	[3]
Expected dividend yield	0.00%
Level 3 [Member]
Financial Instruments (Textual)
Expected term of warrant	5 years	[1]
Expected volatility	61.12%	[2]
Risk-free rate	1.79%	[3]
Expected dividend yield	0.00%

[1]	Based on contractual terms.
[2]	Based on the historical volatility of the Company's shares and ADSs.
[3]	Based on traded zero-coupon U.S. treasury bonds with maturity equal to expected terms.
[4]	Evaluated with the assistance of an external independent valuator.